Founder Preferred Shares Dividend Reserve - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2017 $ / shares	Jan. 12, 2016
Disclosure of classes of share capital [line items]
Preferred stock, conversion terms, weighted average share price (in dollars per share)			$ 11.50
Dividends recognised as distributions to owners per share (in dollars per share)		$ 25.2127
Preferred share dividend equivalent				140,220,619
Percentage increase in dividend price	20.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Ordinary shares excluded | shares	13.7